Federated Hermes Emerging Markets Equity Fund Investment Strategy - Class IS and R6 Shares [Member] - Federated Hermes Emerging Markets Equity Fund	May 31, 2025
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund primarily invests in a portfolio of equity securities of issuers tied economically to emerging market countries (“emerging market issuers”). Emerging market issuers include companies meeting one or more of the following criteria: (i) the principal trading market for the issuer’s securities is in an emerging market country; (ii) the issuer derives at least 50% of its total revenue or profit from goods produced or sold and investments made or services performed in emerging market countries; (iii) the issuer has at least 50% of its assets in emerging market countries; or (iv) the company is organized under the laws of, or has a principal office in, an emerging market country. Emerging market countries include any country designated as an emerging market country in any widely recognized index of emerging market or frontier market securities, such as the MSCI Emerging Markets Index, MSCI ACWI ex USA Index and the MSCI Frontier Markets Index. Emerging markets include frontier markets and most countries in the world other than Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, most of the countries of Western Europe and Hong Kong. “Frontier markets” refers to the markets of smaller, less accessible, but still investable, countries of the developing world. The Fund may make significant investments in issuers located or doing business in a single country or geographic region. The Fund may invest in securities across all market capitalizations, and the Fund may invest a significant portion of its assets in companies of any one particular market capitalization category. Federated Global Investment Management Corp.’s (the “Adviser”) investment process seeks to identify companies with robust and sustainable growth rates, high-quality balance sheets and management teams with clearly defined growth strategies. In allocating the Fund’s assets across geographies, the Adviser uses its proprietary, multi-factor country allocation model to identify and score countries based on factors such as the economic and financial market conditions within each country, specifically economic growth projections, stock market valuation, risk position and stock market momentum. Next, the Adviser applies a bottom-up security selection screen, which scores all stocks with a particular market capitalization based on growth, profitability and momentum factors, to yield a pool of securities for further fundamental analysis and review. The Adviser’s portfolio construction process seeks to combine the best investment candidates within the Adviser’s recommended framework of country allocations and security selections. The Fund may invest in securities denominated in any currency, including U.S. dollars, other developed market currencies, such as the euro, yen and pound sterling, and the currencies of the emerging markets in which the Fund may invest. The Fund may use closed-end funds and derivative instruments to gain exposure to markets, a particular index, or a particular issuer or security. Derivative instruments include, but are not limited to, financial futures, as well as currency futures and currency forward contracts. The Fund typically does not seek to limit its foreign currency exposure, but the Adviser may determine in its discretion to seek to hedge some of its currency exposures back to the U.S. dollar. For example, the Fund may utilize currency forwards to seek to reduce the effect of changes in currency exchange rates on the Fund’s performance, where practical. The Fund may also use exchange-traded futures for the efficient management of cash flows and to gain exposure to the asset classes discussed above. The Fund’s investment strategy may involve, at times, investing a significant portion of its assets in one or more industries or sectors that the Adviser believes hold high potential. To the extent that the Fund focuses its investments in the securities of a particular issuer or companies in a particular country, group of countries, region, market, industry, group of industries, sector, or asset class. The Fund’s exposure to various risks may be heightened, including price volatility and adverse economic, market, political, or regulatory occurrences affecting that issuer, country, group of countries, region, market, industry, group of industries, sector, or asset class. The Fund’s investments in equity securities may include, for example, common and preferred stocks, American Depositary Receipts and Global Depositary Receipts and other U.S. listings of foreign common stocks. The Fund may use closed-end funds and derivative instruments to gain exposure to markets, a particular index, or a particular issuer or security. The Fund may use derivative contracts to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative instruments in an attempt to benefit from changes in the value of the underlying investment(s), to obtain premiums from the sale of derivative contracts; to realize gains from trading a derivative contract or to hedge against potential losses. There can be no assurance that the Fund’s use of derivative contracts will work as intended. Derivative investments made by the Fund are included within the Fund’s 80% policy (as described below) and are calculated at market value. The Fund will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in equity securities of emerging market countries. The Fund will notify shareholders at least 60 days in advance of any change in its investment policies that would permit the Fund normally to invest less than 80% of its net assets (plus any borrowings for investment purposes) in investments in equity securities of emerging market countries. The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate and increase the Fund’s trading costs, which may have an adverse impact on the Fund’s performance. An active trading strategy will likely result in the Fund generating more short-term capital gains or losses. Short-term gains are generally taxed at a higher rate than long-term gains. Any short-term losses are used first to offset short-term gains.